Operating Segments (Operating Income-Loss by Geographical Location of the Assets) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [Line Items]
Operating income (loss)		$ 756	$ 1,519	$ 629
Israel [Member]
Disclosure of geographical areas [Line Items]
Operating income (loss)		578	526	475
Europe [Member]
Disclosure of geographical areas [Line Items]
Operating income (loss)	[1]	32	834	(45)
Asia [Member]
Disclosure of geographical areas [Line Items]
Operating income (loss)		59	52	8
North America [Member]
Disclosure of geographical areas [Line Items]
Operating income (loss)		61	74	154
Others [Member]
Disclosure of geographical areas [Line Items]
Operating income (loss)		22	29	33
Intercompany eliminations [Member]
Disclosure of geographical areas [Line Items]
Operating income (loss)		$ 4	$ 4	$ 4

[1]	Europe operating income for 2018 includes gain from divestiture of businesses in the amount of $841 million. See Note 8B.